ACQUISITON OF WORLD MOTO ASSETS (Narrative) (Details) (USD $)	1 Months Ended
	Nov. 30, 2012	Sep. 30, 2014	Sep. 22, 2014
Ownership percentage		60.00%	60.00%
Stock split ratio	1 for 181
World Moto Assets Acquired [Member]
Ownership percentage	60.00%
Stock Issued During Period, Shares, Acquisition of Assets	1,240,871
Stock Issued During Period, Shares, Settlement of Debt	576,923
Extinguishment of Debt, Amount	75,000
Stock Issued During Period, Value, Acquisition of Assets	0
Stock split ratio	1 for 181
Stock Issued During Period, Shares, Stock Splits	224,597,666